Fresh Start Accounting - Reorganization Adjustments, Long-Term Debt (Details) - Reorganization Adjustments $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Record the exit fee on the Term Loan Facility and New Second Lien Facility	$ 43
Change in long-term debt	951
Term Loan
Reorganization, Chapter 11 [Line Items]
Proceeds from issuance of long term debt	175
New second lien facility
Reorganization, Chapter 11 [Line Items]
Proceeds from issuance of long term debt	683
Convertible bonds
Reorganization, Chapter 11 [Line Items]
Proceeds from issuance of long term debt	$ 50